Details to the consolidated cash flow statements (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Decrease/(increase) in inventories	$ 81	$ (543)	$ (382)
(Increase)/decrease in trade receivables	(389)	137	(980)
(Decrease)/increase in trade payables	(21)	(324)	553
Change in other current and non-current assets	(202)	229	(160)
Change in other current liabilities	772	211	1,167
Other adjustments, net	0	(1)	1
Total	$ 241	$ (291)	$ 199